Goodwill and intangible assets	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
9.	Goodwill and intangible assets

Intangible assets acquired during the fiscal year ended March 31, 2014 totaled 107,410 million yen, which are all subject to amortization and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	6,527	5
Trademarks	6,114	13
Software to be sold, leased or otherwise marketed	17,562	3
Internal-use software	67,867	5
Other	9,340	4

In the fiscal year ended March 31, 2014, additions to internal-use software primarily related to the capitalization of new software across several business platforms.

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2013		March 31, 2014
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	280,715	(118,363)	285,563	(151,089)
Customer relationships	26,485	(3,658)	28,573	(4,523)
Trademarks	21,896	(5,894)	31,697	(9,996)
Software to be sold, leased or otherwise marketed	115,341	(73,314)	127,359	(91,904)
Internal-use software	427,521	(260,407)	457,453	(289,561)
Music catalogs	183,398	(62,255)	200,475	(72,883)
Artist contracts	26,702	(18,939)	30,778	(23,681)
Television carriage contracts (broadcasting agreements)	41,264	(4,759)	45,158	(7,496)
Other	95,501	(67,026)	95,285	(67,036)

Total	1,218,823	(614,615)	1,302,341	(718,169)

Certain PC software titles in the Game segment were written down to net realizable value in the fiscal year ended March 31, 2014. The impairment charge of 6,165 million yen was recorded in cost of sales in the consolidated statements of income.

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2012, 2013 and 2014 was 104,272 million yen, 122,787 million yen and 135,664 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2015	112,790
2016	95,177
2017	75,342
2018	57,732
2019	38,123

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2013	2014
Trademarks	68,099	69,126
Distribution agreements	19,116	19,143
Other	3,198	3,222

Total	90,413	91,491

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2013 and 2014 are as follows:

	Yen in millions
	Mobile Products & Communications	Game	Imaging Products & Solutions	Home Entertainment & Sound	Devices	Pictures	Music	Financial Services	All Other	Total
Balance, March 31, 2012:
Goodwill — gross	138,255	123,211	5,967	5,320	33,159	138,320	100,956	3,020	43,769	591,977
Accumulated impairments	—	—	(300)	(5,320)	—	—	(306)	(706)	(8,587)	(15,219)

Goodwill	138,255	123,211	5,667	0	33,159	138,320	100,650	2,314	35,182	576,758

Increase (decrease) due to:
Acquisitions*[1]	—	19,793	—	—	2,044	3,174	2,626	—	1,022	28,659
Sales and dispositions*[2]	—	—	—	—	—	—	—	—	(15,040)	(15,040)
Impairments*[3]	—	—	—	—	—	—	—	—	(1,445)	(1,445)
Translation adjustments	15,314	4,527	108	—	316	19,338	10,402	—	2,368	52,373
Other *[4]	—	—	—	—	1,750	25	(28)	—	191	1,938

Balance, March 31, 2013:
Goodwill — gross	153,569	147,531	6,075	5,320	37,269	160,857	113,956	3,020	32,310	659,907
Accumulated impairments	—	—	(300)	(5,320)	—	—	(306)	(706)	(10,032)	(16,664)

Goodwill	153,569	147,531	5,775	0	37,269	160,857	113,650	2,314	22,278	643,243

Increase (decrease) due to:
Acquisitions	—	—	—	—	—	10,205	38	—	—	10,243
Sales and dispositions*[5]	—	—	(9)	—	—	(903)	—	—	(5,292)	(6,204)
Impairments*[3]	—	—	—	—	—	—	—	—	(13,264)	(13,264)
Translation adjustments	26,610	3,041	205	—	131	17,148	9,245	—	1,323	57,703
Other*[4]	—	—	216	—	—	—	(153)	—	19	82

Balance, March 31, 2014:
Goodwill — gross	180,179	150,572	6,487	5,320	37,400	187,307	123,086	3,020	28,360	721,731
Accumulated impairments	—	—	(300)	(5,320)	—	—	(306)	(706)	(23,296)	(29,928)

Goodwill	180,179	150,572	6,187	0	37,400	187,307	122,780	2,314	5,064	691,803

*1	Substantially all of the acquisition amounts in the Game segment relate to the Gaikai Inc. (“Gaikai”) acquisition. Refer to Note 24.

*2	Sales and dispositions amounts in All Other for the fiscal year ended March 31, 2013 substantially all relate to the sale of certain M3 shares. Refer to Note 5.

*3	During the fiscal years ended March 31, 2013 and 2014, Sony recorded impairment losses of 1,445 million yen and 13,264 million yen, respectively, in reporting units included in All Other. The impairment charges reflected the overall decline in the fair values of the reporting units. The fair values of the reporting units were estimated using the present value of expected future cash flows. The most significant impairment related to the disc manufacturing business in the fiscal year ended March 31, 2014. Refer to Note 19.

*4	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.

*5	Sales and dispositions in All Other for the fiscal year ended March 31, 2014 substantially all relate to the sale of Gracenote, Inc. Refer to Note 25.